UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Cash Reserve Fund-Treasury Series

	Principal Amount ($)	Value ($)

US Treasury Obligations 94.9%
US Treasury Bills:
4.7% *, 1/18/2007	16,335,000	16,299,247
4.75% *, 1/4/2007	18,582,000	18,574,606
4.78% *, 1/11/2007	25,000,000	24,966,805
4.79% *, 2/1/2007	10,000,000	9,958,753
4.79% *, 2/8/2007	25,000,000	24,873,597
4.815% *, 1/18/2007	9,196,000	9,175,047

4.83% *, 1/18/2007	1,735,000	1,731,043
4.83% *, 2/22/2007	2,896,000	2,875,796
4.835% *, 2/15/2007	10,000,000	9,939,562
4.84% *, 3/8/2007	13,000,000	12,884,647
4.85% *, 1/11/2007	10,000,000	9,986,528
4.865% *, 3/29/2007	20,000,000	19,764,858
4.875% *, 5/10/2007	10,000,000	9,825,312
4.885% *, 4/12/2007	10,000,000	9,862,949
4.905% *, 3/1/2007	15,000,000	14,879,419
4.92% *, 1/4/2007	12,373,000	12,367,927
4.92% *, 3/15/2007	10,000,000	9,900,233
4.92% *, 4/5/2007	15,000,000	14,807,300
4.935% *, 4/19/2007	5,000,000	4,925,975
4.96% *, 2/1/2007	10,000,000	9,957,289
4.985% *, 2/8/2007	10,000,000	9,947,380
US Treasury Note, 3.375%, 2/28/2007	60,000,000	59,844,222

Total US Treasury Obligations (Cost $317,348,495)		317,348,495
Money Market Fund 5.0%
Federated US Treasury Cash Reserves Fund (Cost $16,512,783)	16,512,783	16,512,783
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 333,861,278)	99.9	333,861,278
Other Assets and Liabilities, Net	0.1	438,390

Net Assets	100.0	334,299,668

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Treasury Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Treasury Series, a series of Cash Reserve Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007